ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 433,002	$ 439,910
Allowance for doubtful accounts